Hedging (Derivative Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Foreign currency derivatives
Derivative Assets and Liabilities, Designated as Hedging Instruments [Roll Forward]
Balance at the beginning of the period	$ 5,232		$ 293
Realized (gains) losses included in net income	(651)		(501)
Purchases (sales), net	850	[1]	5,013	[1]
Changes in fair value	(28,646)		427
Balance at the end of the period	(23,215)		5,232
Bunker fuel forward contracts
Derivative Assets and Liabilities, Designated as Hedging Instruments [Roll Forward]
Balance at the beginning of the period	14,754		27,314
Realized (gains) losses included in net income	(16,053)		(37,019)
Purchases (sales), net	0	[1]	(10,296)	[1]
Changes in fair value	9,871		34,755
Balance at the end of the period	$ 8,572		$ 14,754

[1]	1 Purchases (sales) represent the cash premiums paid upon the purchase of euro put options or received upon the sale of euro call options and sales of bunker fuel forward contracts prior to their expiration. Bunker fuel forward contracts require no up-front cash payment and have an initial fair value of zero; settlements on the forward contracts (swaps) occur upon their maturity.